Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets

	Data library	Data library not yet available for use	Total

Balance at December 31, 2024	$519	$328	$847

Additions	-	54	54
Transfer	370	(370)	-
Amortization	(124)	-	(124)

Balance at June 30, 2025	$765	$12	$777

	Data library	Data library not yet available for use	Total

Cost	1,582	328	$1,910

Accumulated amortization	(1,063)	-	(1,063)

Balance at December 31, 2024	$519	$328	$847

Cost	1,952	12	1,964

Accumulated amortization	(1,187)	-	(1,187)

Balance at June 30, 2025	$765	$12	$777